Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments [Abstract]
Schedule Of Future Minimum Lease Commitments Under Non-Cancelable Lease Agreements

Years Ending December 31:
2015	$12,022
2016	11,368
2017	10,721
2018	9,504
2019	4,981
Thereafter	14,985
Total minimum lease payments	$63,581